COMMON SHARES AND TREASURY SHARES	12 Months Ended
Dec. 31, 2022
COMMON SHARES AND TREASURY SHARES
COMMON SHARES AND TREASURY SHARES

NOTE 17 – COMMON SHARES AND TREASURY SHARES

Common shares		2022	2021	2020
	Nominal
	value per	Number of	Number of	Number of
	share (USD)	shares	shares	shares
A-shares	0.01	82,311,299	81,233,269	74,855,929
B-shares	0.01	1	1	1
C-shares	0.01	1	1	1
Total		82,311,301	81,233,271	74,855,931

During the year, the share capital was increased by 1,078,030 A-shares with a nominal value of USD 10,780.30 in connection with exercises of Restricted Share Units leading to a total cash contribution of USD 8.0m.

During 2021, the share capital was increased by 6,377,340 A-shares with a nominal value of USD 63,773.40. The total amount including share premium amounted to USD 57.9m. USD 55.0m was a non-cash increase in conjunction with the acquisition of the eight Team Tanker vessels, and USD 2.9m was contributed in cash in connection with exercises of Restricted Share Units.

During 2020, the share capital was increased by 107,681 A-shares with a nominal value of USD 1,076.81 in connection with exercises of Restricted Share Units leading to a total cash contribution of USD 0.8m.

The A-shares are listed on Nasdaq in Copenhagen and Nasdaq in New York and are publicly available for trading. Each A-share carries one vote at the General Meetings and gives the shareholders the right to dividends, liquidation proceeds, or other distributions. The A-shares carry no other rights or obligations. The B-share has one vote at the General Meetings, has no pre-emption rights in relation to any issue of new shares of other classes, and carries no right to receive dividends, liquidation proceeds, or other distributions from TORM.

The holder of the B-share has the right to elect one member to the Board of Directors (being the Deputy Chairman), up to three alternates as well as one Board Observer. The B-share cannot be transferred or pledged, except for a transfer to a replacement trustee.

The C-share represents 350,000,000 votes at the General Meetings in respect of certain Specified Matters, including election of members to the Board of Directors (including the Chairman, but excluding the Deputy Chairman) and certain amendments to the Articles of Association proposed by the Board of Directors. The C-share has no pre-emption rights in relation to any issue of new shares of other classes and carries no right to receive dividends, liquidation proceeds, or other distributions from TORM. The C-share cannot be transferred or pledged, except to an affiliate of Njord Luxco.

The B-share and the C-share are redeemable by TORM in the event that (i) TORM has received written notification from Njord Luxco (or its affiliates) that Njord Luxco and its affiliates (as defined in the Articles of Association) hold less than 1/3 in aggregate of TORM’s issued and outstanding shares, (ii) five business days have elapsed from the Board of Directors’ receipt of such written notice either without any Board member disputing such notice or with at least 2/3 of the Board members confirming such notice, and (iii) both of the B-share and the C-share are redeemed at the same time.

Treasury shares	2022	2021	2020
Number of shares (‘000)
Balance as of 01 January	493.4	493.4	312.9
Additions	—	—	180.5
Balance as of 31 December	493.4	493.4	493.4

NOTE 17 – continued

	2022	2021	2020
Nominal value USD ‘000
Balance as of 01 January	4.9	4.9	3.1
Additions	—	—	1.8
Balance as of 31 December	4.9	4.9	4.9

Treasury shares - continued	2022	2021	2020
Percentage of share capital
Balance as of 01 January	0.6%	0.7%	0.4%
Additions	—	—	0.2%
Dilution due to capital increases	—	(0.1)%	0.1%
Balance as of 31 December	0.6%	0.6%	0.7%

The total consideration during the year for the treasury shares was USD 0.0m (2021: USD 0.0m, 2020: USD 1.3m). As of 31 December 2022, the Company's holding of treasury shares represented 493,371 shares (2021: 493,371 shares, 2020: 493,371 shares) of USD 0.01 each at a total nominal value of USD 0.0m (2021: USD 0.0m, 2020: USD 0.0m) and a market value of USD 14.0m (2021: USD 3.9m, 2020: USD 3.7m).

Restricted Share Units

Key management participates in an LTIP program, which gives the right to buy TORM shares at a predefined share price. Please refer to Note 3.